Consolidated statement of financial position - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 276,776	$ 5,895
Other current assets	3,066	17
Total current assets	279,842	5,912
Non-current assets
Property, plant and equipment	82	0
Total non-current assets	82	0
Total assets	279,924	5,912
Current liabilities
Trade payables	883	1
Other current liabilities	1,866	245
Total current liabilities	2,749	246
Total liabilities	2,749	246
Equity attributable to owners
Share capital	1,301	871
Additional paid-in capital	291,448	5,430
Other reserves	366	0
Foreign currency translation reserve	(5,903)	200
Accumulated deficit	(10,037)	(835)
Total equity	277,175	5,666
Total liabilities and equity	$ 279,924	$ 5,912